Securities	12 Months Ended
Sep. 30, 2014
Securities [Abstract]
Securities

Note 5—Securities Available for Sale

Securities available for sale as of September 30, 2014 and 2013 were as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
September 30, 2014	Cost	Gains	Losses	Value
	(In thousands)
U.S. Government Agencies:
Due within five years	$4,997	$—	$30	$4,967
Due after five but within ten years	9,995	—	241	9,754
Due after ten years but within fifteen years	5,000	—	148	4,852
Corporate bonds due after five years but within ten years	4,364	53	-	4,417
Municipal bonds:
Due within five years	1,281	17	-	1,298
Due after five years but within ten years	2,436	58	3	2,491
Mortgage-backed securities	11,492	178	84	11,586
	$39,565	$306	$506	$39,365

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
September 30, 2013	Cost	Gains	Losses	Value
	(In thousands)
U.S. Government Agencies:
Due after five but within ten years	$14,990	$—	$760	$14,230
Due after ten years but within fifteen years	5,000	—	404	4,596
Corporate bonds due after five years but within ten years	4,384	—	78	4,306
Municipal bonds:
Due within five years	988	—	8	980
Due after five years but within ten years	2,753	32	38	2,747
Mortgage-backed securities	13,497	203	139	13,561
	$41,612	$235	$1,427	$40,420

The age of unrealized losses and fair value of related securities available for sale at September 30, 2014 and September 30, 2013 were as follows:

	Less than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
September 30, 2014	Value	Losses	Value	Losses	Value	Losses
	(In thousands)
U.S. Government Agencies	$—	$—	$19,573	$419	$19,573	$419
Municipal bonds	—	—	1,324	3	1,324	3
Mortgage-backed securities	—	—	3,743	84	3,743	84
	$—	$—	$24,640	$506	$24,640	$506

	Less than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
September 30, 2013	Value	Losses	Value	Losses	Value	Losses
	(In thousands)
U.S. Government Agencies	$18,826	$1,164	$—	$—	$18,826	$1,164
Corporate bonds	4,306	78			4,306	78
Municipal bonds	2,625	46			2,625	46
Mortgage-backed securities	4,353	139	—	—	4,353	139
	$30,110	$1,427	$—	$—	$30,110	$1,427

When the fair value of security is below its amortized cost, additional analysis is performed to determine whether other-than-temporary impairment conditions exist. Securities are analyzed quarterly for possible other-than-temporary impairment. In addition to the severity of unrealized losses and the length of time such losses have existed, the analysis considers (i) whether the Company has the intent to sell the securities prior to recovery and/or maturity and (ii) whether it is more likely than not that the Company will have to sell the securities prior to recovery and/or maturity. Often, the information available to conduct these assessments is limited and rapidly changing, making estimates of fair value subject to judgment. If actual information or conditions are different than estimated, the extent of the impairment of the security may be different than previously estimated, which could have a material effect on the Company’s consolidated financial statements.

The unrealized losses reported on securities at September 30, 2014 relate to four securities issued by U.S. Government Agencies, one Municipal bond and one Mortgage-backed security. These unrealized losses were due to changes in interest rates.

All mortgage-backed securities are U.S. Government Agencies backed and collateralized by residential mortgages.

There were no sales of securities available for sale during the years ended September 30, 2014 and 2013.

Refer to Note 9 for disclosure of pledged securities.